Fair Value Information - Schedule of Percentage Decrease in Discount for Lack of Marketability or Noncontrolling Interests Discount (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Growth rate of long-term revenue	0.12%	0.19%
Bottom of Range [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Discount for lack of marketability	20.00%	3.75%
Noncontrolling interests discount	15.00%	17.01%
Discount rate	8.32%	7.11%
Top of Range [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Discount for lack of marketability	30.00%	20.00%
Noncontrolling interests discount	29.04%	25.00%
Discount rate	14.40%	8.20%